UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.

Schedule of Investments (Unaudited)
March 31, 2005

	Shares, Warrants, Principal Amount or Shares Subject to Put/Call		Value
Common Stocks 66.1%
Aerospace and Defense 1.2%
General Dynamics	4,100	shs.	$438,905
Honeywell International	20,700		770,247
			1,209,152
Air Freight and Logistics 0.3%
FedEx	3,390		318,491

Beverages 1.7%
Coca-Cola	24,100		1,004,247
PepsiCo	15,200		806,056
			1,810,303
Biotechnology 1.2%
Amgen*	8,100		471,177
Gilead Sciences*	5,600		200,452
Pharmion*	19,600		568,106
			1,239,735
Building Products 0.3%
Masco	10,300		357,101

Capital Markets 1.8%
The Bank of New York	11,100		322,455
Goldman Sachs Group	4,910		540,051
Merrill Lynch	9,500		537,700
Morgan Stanley	7,910		452,848
			1,853,054
Chemicals 1.2%
Dow Chemical	12,400		618,140
Praxair	13,200		631,752
			1,249,892
Commercial Banks 2.3%
Bank of America	18,520		816,732
Fifth Third Bancorp	7,800		335,283
Wachovia	17,680		900,089
Wells Fargo	5,400		322,920
			2,375,024
Commercial Services and Supplies 1.5%
Cendant	21,700		445,718
ServiceMaster	37,700		508,950
Waste Management	21,900		631,815
			1,586,483
Communications Equipment 3.4%
Cisco Systems*	68,210		1,221,982
Lucent Technologies*	151,000		415,250
Lucent Technologies* (Warrants) (exercise price of $2.75, expiring 12/10/2007)	8,982	wts.	6,018
Nokia (ADR)	55,300	shs.	853,279
Nortel Networks*	161,800		441,714
QUALCOMM	15,600		571,506
			3,509,749
Computers and Peripherals 2.4%
Dell*	6,970		267,822
EMC*	53,500		659,120
Hewlett-Packard	23,370		512,738
International Business Machines	11,000		1,005,180
			2,444,860
Consumer Finance 0.7%
American Express	13,840		710,961

Containers and Packaging 0.4%
Smurfit-Stone Container*	30,100		465,496

Diversified Financial Services 2.9%
CIT Group	8,900		338,200
Citigroup	47,383		2,129,392
J.P. Morgan Chase	15,440		534,224
			3,001,816
Diversified Telecommunication Services 1.7%
Citizen Communications	36,000		465,840
SBC Communications	11,300		267,697
Sprint (FON Group)	23,100		525,525
Verizon Communications	14,100		500,550
			1,759,612
Electric Utilities 0.4%
PPL	7,300		394,127

Electronic Equipment and Instruments 0.5%
Jabil Circuit*	16,680		475,714

Energy Equipment and Services 0.3%
Noble*	6,100	(1)	342,881

Food and Staples Retailing 2.3%
Kroger*	31,500		504,945
Sysco	9,600		343,680
Wal-Mart Stores	30,610		1,533,867
			2,382,492
Food Products 0.5%
Dean Foods*	15,600		535,080

Health Care Equipment and Supplies 0.8%
Boston Scientific*	11,800		345,622
Medtronic	9,600		489,120
			834,742
Health Care Providers and Services 0.4%
WellPoint*	3,300		413,655

Hotels, Restaurants and Leisure 0.8%
Applebee's International	14,600		402,011
Marriott International (Class A)	6,300		421,218
			823,229
Household Products 1.0%
Colgate-Palmolive	11,100		579,087
Procter & Gamble	9,660		511,980
			1,091,067
Index Derivatives 0.5%
iShares DJ Select Dividend Index Fund	9,300		557,535

Industrial Conglomerates 3.9%
General Electric	77,440		2,792,487
Tyco International	36,070		1,219,166
			4,011,653
Insurance 2.5%
American International Group	19,700		1,091,577
Hartford Financial Services Group	4,670		320,175
PartnerRe	4,640		299,744
Prudential Financial	15,200		872,480
			2,583,976
Internet and Catalog Retail 0.4%
eBay*	11,360		423,217

Internet Software and Services 1.3%
Ask Jeeves*	14,100		395,646
Symantec*	26,800		572,448
Yahoo!*	11,100		376,900
			1,344,994
Machinery 1.2%
Deere	5,770		387,340
Illinois Tool Works	9,540		854,116
			1,241,456
Media 3.7%
Clear Channel Communications	24,510		844,860
Comcast (Class A)*	17,300		583,356
News Corp. (Class B)	22,000		372,240
Time Warner*	65,270		1,145,488
Tribune	9,600		382,752
Univision Communications (Class A)*	20,010		554,077
			3,882,773
Metals and Mining 1.2%
Alcoa	26,600		808,374
Freeport-McMoRan Copper & Gold (Class B)	12,000		475,320
			1,283,694
Multi-Line Retail 0.5%
May Department Stores	14,000		518,280

Multi-Utilities and Unregulated Power 0.4%
Duke Energy	13,500		378,135

Oil and Gas 2.9%
BP (ADR)	6,900		430,560
ChevronTexaco	4,920	(2)	286,885
Exxon Mobil	38,510	(3)	2,295,196
			3,012,641
Paper and Forest Products 0.4%
Weyerhaeuser	6,080		416,480

Personal Products 0.3%
Gillette	6,000		302,880

Pharmaceuticals 6.2%
Andrx*	32,600		739,368
Forest Laboratories*	14,100		520,995
Johnson & Johnson	14,600		980,536
Eli Lilly	10,700		557,470
Merck	14,400		466,128
Novartis (ADR)	13,300		622,174
Pfizer	71,058		1,866,694
Wyeth	15,720		663,069
			6,416,434
Semiconductors and Semiconductor Equipment 2.0%
Applied Materials*	22,200		360,861
Broadcom (Class A)*	12,100		362,940
Intel	57,500		1,335,725
			2,059,526
Software 3.5%
Check Point Software Technologies*	15,200		330,220
Computer Associates International	21,500		582,650
Microsoft	83,540		2,018,744
Novell*	90,900		541,310
Oracle*	17,140		213,821
			3,686,745
Specialty Retail 1.1%
Advance Auto Parts*	7,100		358,195
The Gap	20,800		454,272
Michaels Stores	10,500		381,150
			1,193,617
Thrifts and Mortgage Finance 1.1%
Fannie Mae	12,200		664,290
Freddie Mac	7,400		467,680
			1,131,970
Tobacco 1.7%
Altria Group	26,560		1,736,758

Wireless Telecommunication Services 1.3%
American Tower (Class A)*	20,900		381,007
Crown Castle International*	59,600		957,176
			1,338,183

Total Common Stocks			68,705,663

US Government and Government Agency Securities 19.9%
US Government Securities 6.8%
US Treasury Bonds 5.375%, 2/15/2031	$2,245,000		2,447,490
US Treasury Notes:
2.625%, 11/15/2006	1,845,000		1,814,227
3.625%, 1/15/2010	265,000		258,738
4.25%, 11/15/2014	2,505,000		2,454,021
4%, 2/15/2015	135,000		129,748
			7,104,224
Government Agency Securities 8.4%
Fannie Mae:
2.5%, 7/16/2007	5,000		4,830
3.8%, 1/18/2008	1,220,000		1,204,254
5%, 4/6/2010	2,620,000		2,631,457
5%, 3/2/2015	1,920,000		1,898,703
Freddie Mac Gold:
4.72%, 5/19/2009	515,000		516,035
4.375%, 3/1/2010	1,000,000		988,117
4.75%, 10/11/2012	835,000		822,904
5.20%, 3/5/2019	610,000		603,414
			8,669,714
Government Agency Mortgage-Backed Securities 4.7%
Fannie Mae:
7%, 1/1/2008	89,179		92,358
7%, 2/1/2012	39,222		40,620
8.5%, 9/1/2015	78,559		84,328
6.5%, 5/1/2017	128,921		134,703
5.5%, 2/1/2018	265,348		270,790
7%, 1/1/2032	141,232		149,052
7%, 5/1/2032	313,396		330,720
6%, 11/1/2034	803,094		821,336
Freddie Mac:
4.5%, 11/1/2007	606,650		609,500
6%, 11/1/2010	98,663		102,334
4%, 10/15/2017	1,860,000		1,730,156
5.5%, 6/1/2018	210,890		215,529
8%, 12/1/2023	107,287		116,069
6.5%, 2/1/2033	201,975		210,029
			4,907,524

Total US Government and Government Agency Securities			20,681,462

Corporate Bonds 9.6%
Beverages 0.2%
PepsiAmericas 4.875%, 1/15/2015	180,000		176,534

Capital Markets 0.8%
Goldman Sachs Capital 6.345%, 2/15/2034	185,000		190,239
Goldman Sachs Group 5%, 10/1/2014	170,000		165,059
Lehman Brothers Holdings 3.021%, 11/10/2009	195,000		195,697
Morgan Stanley 6.6%, 4/1/2012	220,000		240,485
			791,480
Commercial Banks 1.1%
Bank One 5.9%, 11/15/2011	335,000		352,012
Fifth Third Bancorp 4.5%, 6/1/2018	145,000		133,701
Key Bank 5.7%, 8/15/2012	240,000		250,712
Wells Fargo 3%, 3/10/2008	370,000		370,012
			1,106,437
Construction and Engineering 0.3%
Pulte Homes 6%, 2/15/2035	345,000		314,157

Consumer Finance 1.6%
Ford Motor Credit 7%, 10/1/2013	95,000		92,172
General Electric Capital 2.75%, 9/15/2014	515,000		519,714
General Motors Acceptance 3.56%, 1/16/2007	555,000		532,065
SLM:
4%, 1/15/2009	295,000		288,822
4.536%, 2/1/2010	190,000		187,346
			1,620,119
Diversified Financial Services 0.6%
CIT Group 5%, 2/13/2014	225,000		221,516
Citigroup:
3.1%, 6/9/2009	220,000		220,602
5.875%, 2/22/2033	155,000		157,339
			599,457
Diversified Telecommunication Services 0.4%
BellSouth:
2.919%, 11/15/2007	130,000		130,161
6%, 11/15/2034	45,000		44,928
SBC Communications 5.1%, 9/15/2014	210,000		205,061
			380,150
Electric Utilities 0.3%
Entergy Arkansas 5.66%, 2/1/2025	340,000		338,155

Energy Equipment and Services 0.2%
Halliburton 8.75%, 2/15/2021	190,000		249,895

Food and Staples Retailing 0.4%
Safeway 5.625%, 8/15/2014	430,000		431,518

Health Care Providers and Services 0.3%
UnitedHealth Group 3.3%, 1/30/2008	280,000		271,844

Household Durables 0.2%
Fortune Brands 2.875%, 12/1/2006	235,000		230,800

Media 0.5%
Cox Communications 4.625%, 1/15/2010Ø	155,000		150,774
Time Warner:
9.15%, 2/1/2023	250,000		329,465
7.625%, 4/15/2031	60,000		70,703
			550,942
Multi-Utilities and Unregulated Power 1.2%
Alabama Power 3.063%, 8/25/2009	215,000		215,321
Carolina Power & Light 5.95%, 3/1/2009	375,000		391,787
Duke Energy 5.3%, 10/1/2015	240,000		242,094
Public Service Electric and Gas 5%, 8/15/2014	365,000		362,260
Southern California Edison 5%, 1/15/2016	90,000		88,442
			1,299,904
Oil and Gas 0.6%
Murphy Oil 6.375%, 5/1/2012	450,000		489,542
Valero Energy 6.875%, 4/15/2012	150,000		166,730
			656,272
Pharmaceuticals and Biotechnology 0.2%
Amgen 4%, 11/18/2009	205,000		199,883

Thrifts and Mortgage Finance 0.3%
Countrywide Home Loans 3.05%, 11/16/2007	150,000		150,215
Washington Mutual 4.2%, 1/15/2010	220,000		214,321
			364,536
Wireless Telecommunication Services 0.4%
Verizon Global Funding 7.75%, 12/1/2030	60,000		72,739
Verizon Wireless Capital 5.375%, 12/15/2006	325,000		331,226
			403,965

Total Corporate Bonds			9,986,048

Asset-Backed Securities† 1.5%
Electric Utilities 1.5%
Peco Energy Transition Trust 6.05%, 3/1/2009	1,500,000		1,539,165

Put Options Purchased* 0.1%
Energy Equipment and Services 0.0%
Noble, expiring June 2005 at $55	6,100	shs.	17,232

Oil and Gas 0.1%
ChevronTexaco, expiring June 2005 at $55	2,500		3,250
ChevronTexaco, expiring June 2005 at $60	2,400		8,400
Exxon Mobil, expiring July 2005 at $55	9,600		10,560
Exxon Mobil, expiring July 2005 at $60	9,600		28,800
			51,010

Total Put Options Purchased			68,242

Short-Term Holdings 2.4%
Repurchase Agreement 2.2%
State Street Bank & Trust 2.40%, dated 3/31/2005,maturing 4/1/2005, in the amount of $2,344,156, collateralized by: $2,445,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $2,414,438	$2,344,000		2,344,000

US Government Agency Securities 0.2%
Federal Farm Credit 0.10%, 4/7/2005	180,000		179,921

Total Short-Term Holdings			2,523,921

Total Investments 99.6%			103,504,501

Call Options Written (0.0)%
ChevronTexaco, expiring June 2005 at $65	4,900	shs.	(2,695)
Exxon Mobil, expiring July 2005 at $65	9,600		(11,040)
Exxon Mobil, expiring July 2005 at $70	9,600		(4,320)
Noble, expiring June 2005 at $60	3,100		(6,355)
Noble, expiring June 2005 at $65	3,000		(2,775)

Total Call Options Written			(27,185)

Other Assets Less Other Liabilities 0.4%			439,444

Net Assets 100.0%			$103,916,760

_____________

*	Non-income producing security.
Ø	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
†
Investments in mortgage- and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

ADR - American Depositary Receipt.
(1)	All shares are subject to call.
(2)	4,900 shares are subject to call.
(3)	19,200 shares are subject to call.

The cost of investments for federal income tax purposes was $98,765,855. The tax basis gross appreciation and depreciation of portfolio securities were $8,321,484 and $3,582,838, respectively. Net appreciation was $4,738,646.

Security Valuation - Investment in stocks (including options), US Government and Government agency securities, bonds and asset-backed securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the Fund's investment manager, the "Manager") based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2005

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)

CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Income and Growth Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005

/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Income and Growth Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer